Consolidated Balance Sheets - USD ($) $ in Thousands	Sep. 30, 2023	Dec. 31, 2022
Current assets:
Cash and cash equivalents	$ 612	$ 271
Accounts receivable, net of allowance for credit losses of $0 and $125,233 at September 30, 2023 and December 31, 2022, respectively	105	19
Prepaid expenses and other current assets	87	101
Total current assets	804	391
Deferred transaction costs	1,975	815
Property and equipment, net	92	83
Total assets	2,871	1,289
Current liabilities:
Accounts payable & accrued expenses	1,476	1,177
Deferred revenues	412	184
Convertible promissory notes	47,990	24,743
Total current liabilities	49,878	26,104
Convertible promissory notes		1,500
Loan, related party	704
Other long-term liabilities	44	44
Total liabilities	50,626	27,648
Commitments and contingencies (Note 11)
Temporary equity:
Total temporary equity	17,660	17,644
Stockholders’ deficit:
Common Stock, par value $0.0001, 100,000,000 shares authorized; 4,850,166 and 4,550,166 shares issued and outstanding as of September 30, 2023 and December 31, 2022, respectively
Additional paid-in-capital	23,488	13,657
Accumulated deficit	(88,903)	(57,660)
Total stockholders’ deficit	(47,755)	(26,359)
Total liabilities, temporary equity, and stockholders’ deficit	2,871	1,289
Series A-2 Preferred Stock [Member]
Temporary equity:
Total temporary equity	9,650	9,634
Series A-1 Preferred Stock [Member]
Temporary equity:
Total temporary equity	$ 8,010	$ 8,010